Warrant Liability - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 13, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares issued (in shares)	20,809,850
Price per share	$ 0.0001
Private placement purchase price per share	$ 14.41625
Proceeds from exercise of warrants	$ 300,000
Warrant liability assessed	$ 81,700		$ 0	$ 81,700
Fair value of warrant liability assessed		$ 67,000
Fair value gain of warrant liability		$ 20,900	$ (6,200)
Warrant
Number of shares issued (in shares)	10,000,000
Private placement purchase price per share	$ 20.0